FINANCIAL RISK MANAGEMENT, Exposure to Interest Rate Risk (Details) - Interest Rate Risk [Member] - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		S/ 228,741,747	S/ 220,601,600
Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		41,087,688	39,147,296
Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		43,024,002	48,706,271
Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		139,120,104	127,761,125
Financial Assets Designated at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		974,664	823,270
Premiums and Other Policies Receivable [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		921,103	937,223
Accounts Receivable from Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,198,379	919,419
Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	2,415,807	2,306,996
Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		241,391,382	234,514,969
Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		150,340,862	142,365,502
Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		29,226,812	33,901,874
Accounts Payable to Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		463,825	338,446
Technical Reserves for Claims and Insurance Premiums [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		12,534,511	11,675,076
Financial Liabilities at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		325,571	561,602
Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		17,078,829	16,319,407
Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	4,383,533	3,907,415
Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		27,037,439	25,445,647
Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		84,967	(21,621)
Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,575,059	2,753,434
Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,490,092	2,775,055
Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(12,564,668)	(13,934,990)
Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing Assets [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		10,789,411	8,369,014
Non-interest Bearing Assets [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		8,276,990	7,544,354
Non-interest Bearing Assets [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		378,708	502,455
Non-interest Bearing Assets [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(673,399)	(2,698,907)
Non-interest Bearing Assets [Member] | Financial Assets Designated at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		974,664	823,270
Non-interest Bearing Assets [Member] | Premiums and Other Policies Receivable [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing Assets [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	20,941
Non-interest Bearing Assets [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	1,832,448	2,176,901
Non-interest Bearing Assets [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		34,700,382	32,399,135
Non-interest Bearing Assets [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,727,875	2,590,832
Non-interest Bearing Assets [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		36,449	54,771
Non-interest Bearing Assets [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing Assets [Member] | Technical Reserves for Claims and Insurance Premiums [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		341,294	326,449
Non-interest Bearing Assets [Member] | Financial Liabilities at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		325,571	561,602
Non-interest Bearing Assets [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		68,018	172,000
Non-interest Bearing Assets [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	4,163,736	3,247,834
Non-interest Bearing Assets [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		27,037,439	25,445,647
Non-interest Bearing Assets [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing Assets [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing Assets [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing Assets [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(23,910,971)	(24,030,121)
Non-interest Bearing Assets [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(12,564,668)	(13,934,990)
Up to 1 Month [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		46,157,697	38,452,848
Up to 1 Month [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		21,200,113	20,110,489
Up to 1 Month [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		7,712,405	4,639,795
Up to 1 Month [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		16,062,211	12,721,639
Up to 1 Month [Member] | Financial Assets Designated at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Up to 1 Month [Member] | Premiums and Other Policies Receivable [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		882,182	897,086
Up to 1 Month [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,138	726
Up to 1 Month [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	299,648	83,113
Up to 1 Month [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		41,894,072	39,875,264
Up to 1 Month [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		38,932,350	38,284,217
Up to 1 Month [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,414,504	620,946
Up to 1 Month [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		98,755	72,060
Up to 1 Month [Member] | Technical Reserves for Claims and Insurance Premiums [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		312,617	296,493
Up to 1 Month [Member] | Financial Liabilities at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Up to 1 Month [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		70	3
Up to 1 Month [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	135,776	601,545
Up to 1 Month [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Up to 1 Month [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		178,206	434,914
Up to 1 Month [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		221,370	547,271
Up to 1 Month [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		43,164	112,357
Up to 1 Month [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		4,441,831	(987,502)
Up to 1 Month [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		4,441,831	(987,502)
1 to 3 Months [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		21,049,153	28,296,942
1 to 3 Months [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		835,072	1,607,867
1 to 3 Months [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,134,280	11,068,740
1 to 3 Months [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		18,690,355	15,427,902
1 to 3 Months [Member] | Financial Assets Designated at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 3 Months [Member] | Premiums and Other Policies Receivable [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		24,565	25,288
1 to 3 Months [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		315,184	164,184
1 to 3 Months [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	49,697	2,961
1 to 3 Months [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		17,493,188	15,041,379
1 to 3 Months [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		13,763,617	10,646,664
1 to 3 Months [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,423,081	2,900,084
1 to 3 Months [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		286,473	209,035
1 to 3 Months [Member] | Technical Reserves for Claims and Insurance Premiums [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		873,375	810,514
1 to 3 Months [Member] | Financial Liabilities at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 3 Months [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		122,746	425,231
1 to 3 Months [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	23,896	49,851
1 to 3 Months [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 3 Months [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		477,781	289,715
1 to 3 Months [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		700,009	1,307,322
1 to 3 Months [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		222,228	1,017,607
1 to 3 Months [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		4,033,746	13,545,278
1 to 3 Months [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		8,475,577	12,557,776
3 to 12 Months [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		45,808,610	37,314,791
3 to 12 Months [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,164,640	2,052,436
3 to 12 Months [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,825,114	2,777,817
3 to 12 Months [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		38,761,519	31,709,621
3 to 12 Months [Member] | Financial Assets Designated at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
3 to 12 Months [Member] | Premiums and Other Policies Receivable [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		9,162	9,472
3 to 12 Months [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		876,680	730,963
3 to 12 Months [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	171,495	34,482
3 to 12 Months [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		33,330,937	29,320,253
3 to 12 Months [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		21,336,061	18,968,119
3 to 12 Months [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		9,915,571	7,709,973
3 to 12 Months [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		55,296	40,349
3 to 12 Months [Member] | Technical Reserves for Claims and Insurance Premiums [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,468,165	1,355,486
3 to 12 Months [Member] | Financial Liabilities at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
3 to 12 Months [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		553,109	1,238,141
3 to 12 Months [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	2,735	8,185
3 to 12 Months [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
3 to 12 Months [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(55,896)	197,267
3 to 12 Months [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		167,250	557,277
3 to 12 Months [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		223,146	360,010
3 to 12 Months [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		12,421,777	8,191,805
3 to 12 Months [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		20,897,354	20,749,581
1 to 5 Years [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		68,412,301	70,730,867
1 to 5 Years [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		8,430,195	7,682,481
1 to 5 Years [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		11,313,394	8,783,106
1 to 5 Years [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		48,659,533	54,248,434
1 to 5 Years [Member] | Financial Assets Designated at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 5 Years [Member] | Premiums and Other Policies Receivable [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		5,194	5,377
1 to 5 Years [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,985	1,930
1 to 5 Years [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	9,539
1 to 5 Years [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		96,348,514	98,872,821
1 to 5 Years [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		65,231,646	62,281,065
1 to 5 Years [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		11,713,052	19,573,712
1 to 5 Years [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		23,301	17,002
1 to 5 Years [Member] | Technical Reserves for Claims and Insurance Premiums [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,387,967	3,133,235
1 to 5 Years [Member] | Financial Liabilities at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 5 Years [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		15,935,158	13,867,807
1 to 5 Years [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	57,390	0
1 to 5 Years [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 5 Years [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(515,124)	(704,917)
1 to 5 Years [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		486,430	341,564
1 to 5 Years [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,001,554	1,046,481
1 to 5 Years [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(28,451,337)	(28,846,871)
1 to 5 Years [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(7,553,983)	(8,097,290)
More than 5 Years [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		36,524,575	37,437,138
More than 5 Years [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		180,678	149,669
More than 5 Years [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		18,660,101	20,934,358
More than 5 Years [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		17,619,885	16,352,436
More than 5 Years [Member] | Financial Assets Designated at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Premiums and Other Policies Receivable [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,392	675
More than 5 Years [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	62,519	0
More than 5 Years [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		17,624,289	19,006,117
More than 5 Years [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		8,349,313	9,594,605
More than 5 Years [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,724,155	3,042,388
More than 5 Years [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Technical Reserves for Claims and Insurance Premiums [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		6,151,093	5,752,899
More than 5 Years [Member] | Financial Liabilities at Fair Value Through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		399,728	616,225
More than 5 Years [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	0
More than 5 Years [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	(238,600)
More than 5 Years [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	238,600
More than 5 Years [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		18,900,286	18,192,421
More than 5 Years [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		S/ 11,346,303	S/ 10,095,131

[1]	Other assets and other liabilities only include financial accounts.